Organization and Principal Activities (Details)	12 Months Ended
Dec. 31, 2024 CNY (¥)
Yuehang Sunshine Network Technology Group Co., Ltd. ("AirNet Online") [Member]
Organization and Principal Activities [Line Items]
Maturity days	15 days
Variable Interest Entity, Primary Beneficiary [Member]
Organization and Principal Activities [Line Items]
Percentage of shareholders voting interest	100.00%
Linghang Shengshi [Member]
Organization and Principal Activities [Line Items]
Service fees percentage	0.50%
Beijing Yuehang [Member]
Organization and Principal Activities [Line Items]
Service fees percentage	1.00%
Linghang Shengshi [Member]
Organization and Principal Activities [Line Items]
Service fees percentage	0.50%
Yuehang Sunshine Network Technology Group Co., Ltd. ("AirNet Online") [Member] | Yuehang Chuangyi Technology (Beijing) Co., Ltd. ("Chuangyi Technology") [Member]
Organization and Principal Activities [Line Items]
Aggregate loan amount (in Yuan Renminbi)	¥ 50,000
PRC [Member]
Organization and Principal Activities [Line Items]
Percentage of shareholders voting interest	100.00%